Schedule of outstanding balances with related parties (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Outstanding balances with related parties	$ 845	$ 950
Light voltaic corporation [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	21	144
The phoenix trendz inc [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	24
Art vancouver [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	6
Wear wolfin design [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	52	52
Berkley renewables inc [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	749	809
Big bear gold corp [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 7	$ 55